UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2002
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Smithbridge Asset Management, Inc.
Address:  5 Christy Drive, Ste 206
          Chadds Ford, PA  19317

13F File Number:  28-05213

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kendra L. Hicken
Title:         Vice President
Phone:         610-361-9141
Signature, Place, and Date of Signing:



Kendra L. Hicken     Chadds Ford, Pennsylvania    February 11, 2003
Report Type (Check only one.):

[x]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  NONE

                                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        37

Form 13F Information Table Value Total:        $152395
List of Other Included Managers:               NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A D C TELECOMMUNICATN COM      COM              000886101     1069   511604 SH       SOLE                                     511604
AMERICAN INTL GROUP COM        COM              026874107     5985   103461 SH       SOLE                                     103461
AMGEN INC COM                  COM              031162100     5992   123956 SH       SOLE                                     123956
AVERY DENNISON CORP COM        COM              053611109     6359   104114 SH       SOLE                                     104114
BED BATH & BEYOND INC COM      COM              075896100     5361   155250 SH       SOLE                                     155250
BICO INC COM                   COM              088766100        0    22728 SH       SOLE                                      22728
CENTEX CORP COM                COM              152312104     5609   111738 SH       SOLE                                     111738
CISCO SYS INC COM              COM              17275R102     4074   310998 SH       SOLE                                     310998
CITIGROUP INC COM              COM              172967101      385    10942 SH       SOLE                                      10942
CROWN NORTHCORP INC COM        COM              228429106        0    28145 SH       SOLE                                      28145
DU PONT E I DE NEMOURS COM     COM              263534109     1014    23923 SH       SOLE                                      23923
DUKE ENERGY CORP COM           COM              264399106     1107    56640 SH       SOLE                                      56640
EXXON MOBIL CORP COM           COM              30231G102     6943   198705 SH       SOLE                                     198705
FISERV INC COM                 COM              337738108     3962   116700 SH       SOLE                                     116700
GENERAL DYNAMICS CORP COM      COM              369550108     5493    69201 SH       SOLE                                      69201
GENERAL ELEC CO COM            COM              369604103     5290   217239 SH       SOLE                                     217239
HOME DEPOT INC COM             COM              437076102     4107   171001 SH       SOLE                                     171001
ILLINOIS TOOL WKS INC COM      COM              452308109     5493    84686 SH       SOLE                                      84686
INTEL CORP COM                 COM              458140100     3923   251956 SH       SOLE                                     251956
INTERNATIONAL BUS MACH COM     COM              459200101     4631    59755 SH       SOLE                                      59755
JOHNSON & JOHNSON COM          COM              478160104     8186   152403 SH       SOLE                                     152403
MARSH & MCLENNAN COS COM       COM              571748102     4882   105657 SH       SOLE                                     105657
MCGRAW HILL COS INC COM        COM              580645109     5715    94552 SH       SOLE                                      94552
MEDTRONIC INC COM              COM              585055106     7018   153913 SH       SOLE                                     153913
MERCK & CO INC COM             COM              589331107     5280    93265 SH       SOLE                                      93265
MICROSOFT CORP COM             COM              594918104     5350   103485 SH       SOLE                                     103485
MORGAN STANLEY COM             COM              617446448     4601   115249 SH       SOLE                                     115249
PEPSICO INC COM                COM              713448108      314     7427 SH       SOLE                                       7427
PFIZER INC COM                 COM              717081103     5160   168805 SH       SOLE                                     168805
SBC COMMUNICATIONS INC COM     COM              78387G103     4686   172870 SH       SOLE                                     172870
SCHWAB CHARLES CP COM          COM              808513105     4038   372130 SH       SOLE                                     372130
T ROWE PRICE GROUP INC         COM              74144T108     3814   139826 SH       SOLE                                     139826
VERIZON COMMUNICATIONS COM     COM              92343V104      219     5639 SH       SOLE                                       5639
WAL MART STORES INC COM        COM              931142103      250     4944 SH       SOLE                                       4944
WELLS FARGO & CO COM           COM              949746101     6857   146308 SH       SOLE                                     146308
BP P L C SPONSORED ADR         ADR              055622104     4958   121980 SH       SOLE                                     121980
NOKIA CORP SPONSORED ADR       ADR              654902204     4269   275450 SH       SOLE                                     275450